Statements of Cash Flows - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile net loss to net cash used in operating activities:
Net amortization of premiums and discounts on investments in marketable securities	$ (1,057)	$ 0
Share-based compensation expense	1,343	721
Changes in operating assets and liabilities:
Prepaid expenses and other current assets and other assets	761	(2,112)
Accounts payable	856	4,295
Net cash used in operating activities	(60,380)	(4,091)
Cash flows from investing activities
Purchases of property and equipment	(30)	(37)
Net cash used in investing activities	(29,621)	(37)
Cash flows from financing activities
Proceeds from exercises of stock options	203	129
Net cash provided by financing activities	80,700	30,262
Net increase (decrease) in cash	(9,301)	26,134
Reconciliation of cash, cash equivalents and restricted cash to statement of financial position:
Cash and cash equivalents	35,140	44,441
Graphite Bio, Inc.
Cash flows from operating activities
Net loss	(124,651)	(101,052)
Adjustments to reconcile net loss to net cash used in operating activities:
Net amortization of premiums and discounts on investments in marketable securities	1,543	(1,600)
Depreciation and amortization	2,407	2,352
Non-cash lease expense	4,289	5,994
Share-based compensation expense	10,574	13,534
GainOnAssetAbandonment	(1,638)	0
Loss on disposal of assets	71	0
Impairment of assets	56,621	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets and other assets	5,676	(3,211)
Accounts payable	(2,358)	194
Accrued compensation	(2,265)	1,110
Accrued research costs	(720)	87
Accrued expenses and other current liabilities and other liabilities	1,806	94
Operating lease liabilities	(41,362)	(5,482)
Net cash used in operating activities	(90,007)	(87,980)
Cash flows from investing activities
Purchases of property and equipment	(10,856)	(6,594)
Proceeds from sales of property and equipment	1,904	0
Purchases of investments in marketable securities	(28,129)	(405,519)
Proceeds from maturities of marketable securities	263,427	170,250
Net cash used in investing activities	226,346	(241,863)
Cash flows from financing activities
Proceeds from exercises of stock options	100	20
Proceeds from employee stock purchase plan	157	656
Repurchase of unvested early exercised shares and founders' shares	(67)	(79)
Net cash provided by financing activities	190	597
Net increase (decrease) in cash	136,529	(329,246)
Cash, cash equivalents and restricted cash, at beginning of period	49,446	378,692
Cash, cash equivalents and restricted cash, at end of period	185,975	49,446
Reconciliation of cash, cash equivalents and restricted cash to statement of financial position:
Cash and cash equivalents	184,259	47,730
Restricted cash	1,716	1,716
Cash, cash equivalents and restricted cash in statement of financial position	185,975	49,446
Supplemental disclosures of non-cash investing and financing information:
Property and equipment purchases in accounts payable and accrued expenses	0	(36)
Lessor funded lease incentive additions included in property and equipment	7,193	11,920
Additions to ROU assets from new operating lease liabilities	31,974	0
Vesting of early exercised stock options	63	131
Repurchase of unvested early exercised shares included in accounts payable	$ 0	$ (17)